Non-Current Liability (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Non-Current Liability [Abstract]
Shareholders loans	$ 46,096	$ 45,665	$ 218,574
Total Non-Current Liabilities	$ 46,096	$ 45,665	$ 218,574